Document and Entity Information	Jun. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2020
Entity Registrant Name	PRINCIPIA BIOPHARMA INC.
Entity Central Index Key	0001510487
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38653
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3487603
Entity Address, Address Line One	220 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	416-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Par Value $0.0001 Per Share
Trading Symbol(s)	PRNB
Name of each exchange on which registered	NASDAQ